Investments in joint ventures (Details 1) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Time charter revenues			$ 22,227	$ 0	$ 0
Other revenues			474	511	0
Total revenues			74,569	51,573	5,512
Operating expenses			(19,902)	(8,043)	(3,185)
Depreciation and amortization			(1,317)	(8)	0
Operating income			9,450	39,792	1,822
Gain (loss) on derivative instruments			(161)	0	0
Net income	$ 13,255	$ (11,941)	1,314	40,466	4,188
Equity in earnings (losses) of joint ventures			(5,330)	40,228	5,007
Cash and cash equivalents	30,477		30,477	108	100	$ 0
Other current assets	149,906		149,906	10,542
Total current assets	214,882		214,882	65,824
Restricted cash	15,184		15,184	10,700
Vessels, net of accumulated depreciation	0		0	0
Other long-term assets	15,449		15,449	0
Total long-term assets	348,666		348,666	162,800
Current portion of long-term debt	19,062		19,062	0
Amounts and loans due to owners and affiliates	467		467	193,430
Derivative financial instruments	4,676		4,676	0
Other current liabilities	31,088		31,088	216,480
Total current liabilities	47,519		47,519	221,486
Long-term debt	193,271		193,271	0
Derivate financial liabilities	4,544		4,544	0
Other long-term liabilities	22,206		22,206	0
Total long-term liabilities	279,651		279,651	55,234
Accumulated losses of joint ventures	$ (59,630)		(59,630)	(54,300)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues			82,638	82,220	82,151
Other revenues			0	0	0
Total revenues			82,638	82,220	82,151
Operating expenses			(16,970)	(17,526)	(17,303)
Depreciation and amortization			(18,912)	(18,722)	(18,735)
Operating income			46,756	45,972	46,113
Gain (loss) on derivative instruments			(23,757)	70,075	1,386
Other financial expense, net			(34,275)	(36,207)	(38,100)
Net income			$ (11,276)	$ 79,840	$ 9,399
Share of joint ventures owned	50.00%		50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations			$ (5,638)	$ 39,920	$ 4,700
Eliminations			308	308	307
Equity in earnings (losses) of joint ventures			(5,330)	40,228	$ 5,007
Cash and cash equivalents	$ 10,719		10,719	11,578
Other current assets	3,317		3,317	2,530
Total current assets	14,036		14,036	14,108
Restricted cash	25,104		25,104	25,104
Vessels, net of accumulated depreciation	577,897		577,897	592,092
Other long-term assets	2,174		2,174	2,538
Total long-term assets	605,175		605,175	619,734
Current portion of long-term debt	20,768		20,768	19,522
Amounts and loans due to owners and affiliates	14,516		14,516	15,246
Derivative financial instruments	23,887		23,887	26,274
Other current liabilities	8,278		8,278	8,270
Total current liabilities	67,449		67,449	69,312
Long-term debt	501,369		501,369	522,136
Loans due to owners and affiliates	24,575		24,575	34,795
Derivate financial liabilities	101,910		101,910	75,766
Other long-term liabilities	24,612		24,612	21,261
Total long-term liabilities	652,466		652,466	653,958
Net liabilities	(100,704)		(100,704)	(89,428)
Share of joint ventures net liabilities before eliminations	(50,352)		(50,352)	(44,714)
Eliminations	(9,278)		(9,278)	(9,586)
Accumulated losses of joint ventures	$ (59,630)		$ (59,630)	$ (54,300)